Goodwill and other intangible assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Changes In The Carrying Value Of Goodwill
The following tables represent the changes in the carrying value of goodwill and intangibles for the six months ended June 30, 2018:

Goodwill
(Dollars in thousands)
Balance as of December 31, 2017	$171,117
Adjustments	—
Balance as of June 30, 2018	$171,117

Total

(Dollars in thousands)
Balance as of December 31, 2015	$172,059
Adjustments (See Note 2)	1,058
Goodwill transferred to discontinued operations	(2,000)

Balance as of December 31, 2016	$171,117
Adjustments	—

Balance as of December 31, 2017	$171,117

Schedule Of Intangible Assets With Determinable Useful Lives By Major Category

Intangible Assets
	As of June 30, 2018			As of December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Dollars in Thousands)
Trade name	$22,500	$(6,629)	$15,871	$22,500	$(5,512)	$16,988
Technological know-how	55,300	(20,502)	34,798	55,300	(17,265)	38,035
Customer –related intangible	64,500	(12,859)	51,641	64,500	(10,637)	53,863
Total finite-lived intangible assets	$142,300	$(39,990)	$102,310	$142,300	$(33,414)	$108,886

	As of December 31, 2017			As of December 31, 2016

	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

	(Dollars in thousands)
Trade name	$22,500	$(5,512)	$16,988	$22,500	$(3,235)	$19,265
Technology and know-how	55,300	(17,265)	38,035	55,300	(10,397)	44,903
Customer related intangible	64,500	(10,637)	53,863	64,500	(6,177)	58,323

Total finite-lived intangible assets	$142,300	$(33,414)	$108,886	$142,300	$(19,809)	$122,491